PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

								Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress	Right of use (i)	Other (*)	Total
Balance at December 31, 2020	257,686	2,677,565	12,457,383	26,297	3,680,322	516,668	100,302	19,716,223
Cost	257,686	4,752,412	26,213,225	182,974	3,680,322	634,786	414,705	36,136,110
Accumulated depreciation		(2,074,847)	(13,755,842)	(156,677)		(118,118)	(314,403)	(16,419,887)
Balance at December 31, 2020	257,686	2,677,565	12,457,383	26,297	3,680,322	516,668	100,302	19,716,223
Effect of foreign exchange differences	(932)	(6,402)	(2,627)	1,418	2,076	26	(22)	(6,463)
Acquisitions		22,441	367,050	6,756	2,527,722	62,106	7,197	2,993,272
Capitalized interest (1) (notes 29 and 34)					87,414			87,414
PP&E provisions for losses and write-offs (note 27)		(5,051)	(62,606)	(194)	(5,468)	(38,017)	(1,550)	(112,886)
Depreciation (note 26)		(163,911)	(1,845,757)	(7,043)		(68,068)	(27,878)	(2,112,657)
Right of use - Remesurement						109,109		109,109
Update of the ARO (Asset retirement obligation)		2,357						2,357
Transfers to fixed assets to investment property without cash effect	(4,065)	(1)						(4,066)
Acquisition of Elizabeth	100,489	227,629	278,576	878	16,400		3,173	627,145
Transfers to inventory			261,504					261,504
Others			19		3			22
Balance at December 31, 2021	349,495	3,019,934	13,800,888	29,037	3,643,682	581,824	106,274	21,531,134
Cost	349,495	5,358,388	29,348,048	190,847	3,643,682	754,606	445,870	40,090,936
Accumulated depreciation		(2,338,454)	(15,547,160)	(161,810)		(172,782)	(339,596)	(18,559,802)
Balance at December 31, 2021	349,495	3,019,934	13,800,888	29,037	3,643,682	581,824	106,274	21,531,134
Effect of foreign exchange differences	(12,314)	(21,167)	(66,796)	(756)	(6,137)	(1,024)	(334)	(108,528)
Acquisitions	1,402	48,061	6,631	6,618	3,213,068	26,218	58,521	3,360,519
Capitalized interest (1) (notes 29 and 34)					135,242			135,242
PP&E provisions for losses and write-offs (note 27)		(272)	25,229			(754)	(41)	24,162
Depreciation (note 26)		(218,941)	(2,334,638)	(7,245)		(104,382)	(54,495)	(2,719,701)
Transfers to other asset categories	(70,520)	314,131	2,800,864	5,421	(2,965,725)		(84,171)
Transfers to intangible assets					(101,449)			(101,449)
Right of use - Remesurement						99,728		99,728
Consolidation of acquired companies and fair value to asset	217,044	1,309,277	2,288,415	7,801	106,869	43,272	171,916	4,144,594
Others		91	4,700	6		(2)	(51)	4,744
Balance at December 31, 2022	485,107	4,451,114	16,525,293	40,882	4,025,550	644,880	197,619	26,370,445
Cost	485,107	8,741,911	36,373,386	284,863	4,025,550	1,057,566	643,304	51,611,687
Accumulated depreciation		(4,290,797)	(19,848,093)	(243,981)		(412,686)	(445,685)	(25,241,242)
Balance at December 31, 2022	485,107	4,451,114	16,525,293	40,882	4,025,550	644,880	197,619	26,370,445
(*)	Refer substantially to assets for railway use, such as yards, rails, mines, and railroad materials;

(1)	The capitalized borrowing costs are basically determined for the projects in Steel and Mining and refer substantially, to:

- CSN: Technological updates and acquisition of new equipment for maintenance of the production capacity of UPV Plant (RJ);

- CSN Mineração: Expansion of Casa de Pedra (MG) and TECAR (RJ).

Schedule of rights of use

					Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Others	Total
Balance at December 31, 2020	393,015	66,086	51,946	5,621	516,668
Cost	434,689	75,882	81,598	42,617	634,786
Accumulated depreciation	(41,674)	(9,796)	(29,652)	(36,996)	(118,118)
Balance at December 31, 2020	393,015	66,086	51,946	5,621	516,668
Effect of foreign exchange differences		3	(6)	29	26
Addition	1,195	178	40,503	20,230	62,106
Remesurement	63,120	18,031	27,958		109,109
Depreciation	(23,424)	(10,343)	(25,472)	(8,829)	(68,068)
Write-offs	(16,940)		(20,944)	(133)	(38,017)
Transfers to other asset categories	22,319	(5,810)	(20,226)	3,717
Balance at December 31, 2021	439,285	68,145	53,759	20,635	581,824
Cost	500,826	94,196	99,103	60,483	754,608
Accumulated depreciation	(61,541)	(26,051)	(45,344)	(39,848)	(172,784)
Balance at December 31, 2021	439,285	68,145	53,759	20,635	581,824
Effect of foreign exchange differences		(360)	(62)	(602)	(1,024)
Addition	2,520	2,042	4,191	17,465	26,218
Consolidation of acquired companies		1,092	35,511	6,669	43,272
Remesurement	45,410	8,325	38,430	7,563	99,728
Depreciation	(22,153)	(16,726)	(48,142)	(17,361)	(104,382)
Write-offs			(754)		(754)
Transfers to other asset categories	(14)	(87)	228	(127)
Others				(2)	(2)
Balance at December 31, 2022	465,048	62,431	83,161	34,240	644,880
Cost	548,756	107,782	277,865	123,164	1,057,567
Accumulated depreciation	(83,708)	(45,351)	(194,704)	(88,924)	(412,687)
Balance at December 31, 2022	465,048	62,431	83,161	34,240	644,880

Schedule of estimated useful lives

		Consolidated
	12/31/2022	12/31/2021
Buildings and Infrastructure	34	34
Machinery, equipment and facilities	18	18
Furniture and fixtures	12	12
Others	9	10